Prepaid and Other Assets (Details) - USD ($) $ in Thousands	Feb. 28, 2022	Aug. 31, 2021
Insurance	$ 48	$ 54
Listing fees	76	32
Drilling		200
Financing fees	470
Royalties and other	108	46
Total Prepaid Expenses	$ 702	$ 332